Identification and Activities of the Company and Subsidiaries (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lithium carbonate [Member] | MT Li2CO3 One [Member]
Statement [Line Items]
Percentage of lease payment rate	10.00%
Lithium carbonate [Member] | MT Li2CO3 Two [Member]
Statement [Line Items]
Percentage of lease payment rate	40.00%
Lithium carbonate [Member] | MT Li2CO3 Three [Member]
Statement [Line Items]
Percentage of lease payment rate	8.00%
Lithium carbonate [Member] | MT Li2CO3 Four [Member]
Statement [Line Items]
Percentage of lease payment rate	25.00%
Lithium carbonate [Member] | MT Li2CO3 Five [Member]
Statement [Line Items]
Percentage of lease payment rate	6.80%
Lithium carbonate [Member] | MT Li2CO3 Six [Member]
Statement [Line Items]
Operating Lease Payments	$ 10,000
Percentage of lease payment rate	17.00%
Lithium carbonate [Member] | Bottom of range [member] | MT Li2CO3 One [Member]
Statement [Line Items]
Operating Lease Payments	$ 0
Lithium carbonate [Member] | Bottom of range [member] | MT Li2CO3 Two [Member]
Statement [Line Items]
Operating Lease Payments	4,000
Lithium carbonate [Member] | Bottom of range [member] | MT Li2CO3 Three [Member]
Statement [Line Items]
Operating Lease Payments	5,000
Lithium carbonate [Member] | Bottom of range [member] | MT Li2CO3 Four [Member]
Statement [Line Items]
Operating Lease Payments	6,000
Lithium carbonate [Member] | Bottom of range [member] | MT Li2CO3 Five [Member]
Statement [Line Items]
Operating Lease Payments	7,000
Lithium carbonate [Member] | Top of range [member] | MT Li2CO3 One [Member]
Statement [Line Items]
Operating Lease Payments	4,000
Lithium carbonate [Member] | Top of range [member] | MT Li2CO3 Two [Member]
Statement [Line Items]
Operating Lease Payments	5,000
Lithium carbonate [Member] | Top of range [member] | MT Li2CO3 Three [Member]
Statement [Line Items]
Operating Lease Payments	6,000
Lithium carbonate [Member] | Top of range [member] | MT Li2CO3 Four [Member]
Statement [Line Items]
Operating Lease Payments	7,000
Lithium carbonate [Member] | Top of range [member] | MT Li2CO3 Five [Member]
Statement [Line Items]
Operating Lease Payments	$ 10,000
Potassium chloride [Member] | MT Li2CO3 One [Member]
Statement [Line Items]
Percentage of lease payment rate	7.00%
Potassium chloride [Member] | MT Li2CO3 Two [Member]
Statement [Line Items]
Percentage of lease payment rate	10.00%
Potassium chloride [Member] | MT Li2CO3 Three [Member]
Statement [Line Items]
Percentage of lease payment rate	20.00%
Potassium chloride [Member] | MT Li2CO3 Four [Member]
Statement [Line Items]
Percentage of lease payment rate	3.00%
Potassium chloride [Member] | MT Li2CO3 Five [Member]
Statement [Line Items]
Operating Lease Payments	$ 600
Percentage of lease payment rate	15.00%
Potassium chloride [Member] | Bottom of range [member] | MT Li2CO3 One [Member]
Statement [Line Items]
Operating Lease Payments	$ 0
Potassium chloride [Member] | Bottom of range [member] | MT Li2CO3 Two [Member]
Statement [Line Items]
Operating Lease Payments	300
Potassium chloride [Member] | Bottom of range [member] | MT Li2CO3 Three [Member]
Statement [Line Items]
Operating Lease Payments	400
Potassium chloride [Member] | Bottom of range [member] | MT Li2CO3 Four [Member]
Statement [Line Items]
Operating Lease Payments	500
Potassium chloride [Member] | Top of range [member] | MT Li2CO3 One [Member]
Statement [Line Items]
Operating Lease Payments	300
Potassium chloride [Member] | Top of range [member] | MT Li2CO3 Two [Member]
Statement [Line Items]
Operating Lease Payments	400
Potassium chloride [Member] | Top of range [member] | MT Li2CO3 Three [Member]
Statement [Line Items]
Operating Lease Payments	500
Potassium chloride [Member] | Top of range [member] | MT Li2CO3 Four [Member]
Statement [Line Items]
Operating Lease Payments	$ 600